Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule of Provisions

(CHF in millions)	Social charges	Long-service leave	Other	Total

Balance at January 1, 2023	4.3	3.8	4.0	12.1
thereof current	4.3	0.5	0.2	5.0
thereof non-current	—	3.3	3.8	7.2
Additions	5.7	3.2	0.6	9.5
Release	(1.9)	(1.0)	—	(2.9)
Utilization	(1.4)	—	—	(1.4)
Unwinding of discount	—	—	0.1	0.1
Exchange differences	—	(0.2)	(0.1)	(0.3)
Balance at December 31, 2023	6.8	5.8	4.5	17.1
thereof current	6.3	0.7	0.1	7.1
thereof non-current	0.5	5.1	4.3	10.0
Additions	22.9	2.6	3.8	29.3
Release	(1.0)	(0.5)	—	(1.6)
Utilization	(8.2)	—	—	(8.2)
Unwinding of discount	—	—	0.1	0.1
Exchange differences	(0.1)	0.1	0.1	—
Balance at December 31, 2024	20.3	8.0	8.4	36.6
thereof current	20.3	1.0	0.4	21.7
thereof non-current	—	7.0	8.0	14.9